Acquisitions and Disposals (Tables)	9 Months Ended
Sep. 30, 2014
Attorneys-in-Fact
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition
The following table summarizes the estimated fair value of assets acquired and liabilities assumed at the acquisition date:

September 2014
Assets
Cash	$70
Fee receivable	3,010
Intangible assets	148,600
Total Assets	151,680
Liabilities
Due to related party	30,000
Deferred tax liability	38,911
Total Liabilities	68,911
Net assets purchased	82,769
Purchase price	7,500
Additional paid in capital	$75,269

Agent Alliance Insurance Company
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition
The following table summarizes the carrying value of assets acquired and liabilities assumed at the acquisition date:

July 2014
Assets
Cash and invested assets	$15,535
Accrued interest	138
Premium receivable	992
Reinsurance recoverable	6,966
Prepaid reinsurance	1,608
Intangible assets	900
Goodwill	1,005
Income tax receivable	84
Total Assets	27,228
Liabilities
Unpaid loss and loss adjustment expenses	6,867
Accounts payable and accrued expenses	323
Unearned premiums	1,608
Reinsurance payable	397
Notes payable	350
Deferred tax	340
Total Liabilities	9,885
Net assets purchased	17,343

Imperial
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition
In connection with the Imperial transaction, the Company assumed certain debt of Imperial and Imperial Fire & Casualty Insurance Company (see Note 10, "Debt").

The following table summarizes the estimated fair value of assets acquired and liabilities assumed at the acquisition date:

June 2014
Assets
Cash and invested assets	$62,159
Accrued interest	484
Premium receivable	37,687
Reinsurance recoverable	9,398
Prepaid reinsurance	45,408
Premises and equipment	4,687
Intangible assets	3,300
Deferred tax	847
Other	225
Total Assets	164,195
Liabilities
Unpaid loss and loss adjustment expenses	41,671
Accounts payable and accrued expenses	13,899
Unearned premiums	58,657
Reinsurance payable	30,686
Notes payable	8,916
Total Liabilities	153,829
Net assets purchased	10,366
Purchase price	20,000
Goodwill recorded	$9,634

Personal Express
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition
The following table summarizes the estimated fair value of assets acquired and liabilities assumed at the acquisition date:

April 2014
Assets
Cash and invested assets	$28,727
Premium receivable	2,896
Deferred tax	237
Other assets	729
Total Assets	32,589
Liabilities
Unpaid loss and loss adjustment expenses	4,472
Unearned premium	8,352
Reinsurance payable	816
Accounts payable and accrued expenses	3,181
Deferred tax	119
Total Liabilities	16,940
Net assets purchased	15,649
Purchase price	21,496
Goodwill recorded	$5,847

Anticemex Reinsurance S.A.
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition
The following table summarizes the estimated fair value of assets acquired and liabilities assumed at the acquisition date:

January 2014
Assets
Cash and invested assets	$6,393
Prepaid assets	1
Loan receivable	62,973
Intangible assets	132
Total Assets	69,499
Liabilities
Accounts payable and accrued expenses	20
Deferred tax liability	19,123
Total Liabilities	19,143
Net assets purchased	50,356
Purchase price	62,973
Goodwill recorded	$12,617

Ikano Re S.A
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition
The following table summarizes the estimated fair value of assets acquired and liabilities assumed at the acquisition date:

December 2013
Assets
Cash and invested assets	$39,542
Prepaid assets	196
Intangible assets	132
Total Assets	39,870
Liabilities
Accounts payable and accrued expenses	57
Deferred tax liability	10,241
Total Liabilities	10,298
Net assets purchased	29,572
Purchase price	35,741
Goodwill recorded	$6,169